Pension and Other Post-retirement Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2026	Dec. 31, 2025	Jan. 31, 2020	Sep. 25, 2015
Defined Benefit Plan Disclosure [Line Items]
Restricted cash included in current assets-Other			$ 20,347	$ 19,619
Restricted cash included in deferred charges and other assets-other			50,490	30,620
Total matching contributions			1,100	5,200	$ 5,000	$ 4,600
Total supplemental contributions			700	$ 3,200		2,700	$ 2,200
Realized and unrealized gains and losses on equities third prior year											40.00%
Reclassified amount of net periodic benefit income due to adoption of ASU 2017-07						11,300	3,900
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
HRA stipend increase				0.00%
Rabbi Trusts
Defined Benefit Plan Disclosure [Line Items]
Restricted cash included in deferred charges and other assets-other				$ 20,500
Fiscal year 2019
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Future healthcare cost trend rates				6.25%
Fiscal year 2020
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Future healthcare cost trend rates				2.00%
Scenario, Forecast
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
HRA stipend increase								2.00%	4.00%
Union Eligible Employee
Defined Benefit Plan Target Allocation Percentage [Abstract]
US large cap equities				40.00%
Fixed income and cash				60.00%
Management Employee
Defined Benefit Plan Target Allocation Percentage [Abstract]
US large cap equities				50.00%
Fixed income and cash				50.00%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Reclassified amount of net periodic benefit income due to adoption of ASU 2017-07			5,600	$ 25,100		25,400	30,300
Defined Benefit Plan Target Allocation Percentage [Abstract]
US large cap equities				32.00%
International equities				8.00%
Real estate investments				5.00%
Fixed income and cash				55.00%
Employer payment current fiscal year						0
Estimated future employer contributions in next fiscal year				$ 0
Other post-retirement benefits
Defined Benefit Plan Disclosure [Line Items]
Reclassified amount of net periodic benefit income due to adoption of ASU 2017-07			(6,200)	(22,400)		$ (25,000)	$ (22,300)
DB Restoration | Rabbi Trusts
Defined Benefit Plan Disclosure [Line Items]
Restricted cash included in current assets-Other				19,500
DB SERP
Defined Benefit Plan Target Allocation Percentage [Abstract]
Employer payment current fiscal year				21,500
Estimated future employer contributions in next fiscal year				19,600
Defined benefit plan, accumulated other comprehensive (income) loss, before tax			$ 2,900
DB SERP | Rabbi Trusts
Defined Benefit Plan Disclosure [Line Items]
Restricted cash included in current assets-Other				$ 40,000
DB SERP | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial net loss	$ 2,300	$ 1,100
Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of supplemental contribution				6.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of supplemental contribution				4.00%
Subsequent Event | Union Eligible Employee
Defined Benefit Plan Target Allocation Percentage [Abstract]
US large cap equities										30.00%
Fixed income and cash										70.00%